Transactions with Related Parties	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Transactions with Related Parties

3.               Transactions with Related Parties:

Details of the Company’s transactions with related parties did not change in the six-month period ended June 30, 2022 and are discussed in Note 3 of the Company’s consolidated financial statements for the year ended December 31, 2021, included in the 2021 Annual Report.

Transactions and balances with related parties are analyzed as follows:

Balance Sheets

	December 31, 2021	June 30, 2022
Due from related parties
Oceanbulk Maritime and its affiliates	$133	$83
Interchart	3	3
AOM	52	–
Starocean	34	34
Augustea Technoservices Ltd. and affiliates	–	1,033
Product Shipping & Trading S.A.	20	–
Due from related parties	$242	$1,153

Due to related parties
Combine Marine Ltd.	$18	$–
Management and Directors Fees	159	52
Hartree Marine Fuels LLC	–	284
Augustea Technoservices Ltd. and affiliates	877	–
Iblea Ship Management Limited	372	2,848
Due to related parties	$1,426	$3,184

Income Statements

	Six months ended June 30,
	June 30, 2021	June 30, 2022
Voyage expenses:
Voyage expenses-Interchart	$(1,890)	$(2,070)
Voyage expenses- Augustea Technoservices Ltd. and affiliates	(165)	–
Voyage expenses - Hartree Marine Fuels LLC	(4,576)	(8,874)
General and administrative expenses:
Consultancy fees	$(267)	$(270)
Directors compensation	(91)	(90)
Office rent - Combine Marine Ltd. & Alma Properties	(21)	(19)
General and administrative expenses - Oceanbulk Maritime and its affiliates	(101)	(100)
Management fees:
Management fees- Augustea Technoservices Ltd. and affiliates (f)	$(3,258)	$(1,264)
Management fees- Iblea Ship Management Limited	–	(1,426)
Charter-in hire expenses:
Charter - in hire expenses - AOM	$(4,054)	$–